Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On July 1, 2024, the Company entered into a merchant cash advance agreement with a third party. The Company borrowed $525,000, and received $500,000 in cash proceeds. The Company will repay an aggregate of $756,000 on a weekly basis through March 2025.

On July 15, 2024, the Company entered into a subordinated business loan and security agreement with a third party. The Company received cash proceeds of $500,000, and will repay an aggregate of $685,000 to the lender on a weekly basis through February 2025.

In August 2024, the Company issued 50,000 shares under the Common Stock Purchase Agreement for approximately $115,000 in cash proceeds.

Effective November 15, 2023, the Company entered into an employment agreement (the “Rojas Employment Agreement”) with Diego Rojas, pursuant to which he served as the Company’s Chief Executive Officer and a member of the Company’s board of directors until December 17, 2023. In connection with Mr. Rojas’ resignation, the Company entered into a Separation and Release Agreement with Mr. Rojas effective December 17, 2023. Pursuant to such Separation and Release Agreement, the Company agreed to pay to Mr. Rojas: (i) his base salary through December 31, 2023; and (ii) $96,000, payable in equal semi-monthly installments, beginning on January 1, 2024. In addition, the Company agreed to issue to Mr. Rojas 60,000 shares of our Class A Common Stock, which the Company issued on October 15, 2024.

On October 15, 2024, the Company issued 150,000 shares of Class A Common Stock to Rhône Merchant House, Ltd. Pursuant to the settlement and mutual release agreement disclosed in note 9.

On October 15, 2024, the Company issued Mike Porter 75,000 shares of Class A Common Stock as consideration for investor relations consulting services provided to the Company.

In May 2024, each of Dante Caravaggio, LLC (an entity controlled by the Company’s Chief Executive Officer), Bryon Blount (a member of the Company’s Board of Directors), David M. Smith (the Company’s Vice President, General Counsel and Corporate Secretary), Jesse Allen (the Company’s VP of Operations), and Mitchell B. Trotter (the Company’s Chief Financial Officer and member of the Company’s Board of Directors), personally pledged shares of Class A Common Stock that they own to FIBT as a condition to FIBT providing certain letters of credit. As consideration for such directors and officers agreement to pledge shares of Class A Common Stock to FIBT, the Company agreed to issue, and on October 15, 2024 issued, 27,963 shares of Class A Common Stock equal to 10% of the number of shares pledged.

Between October 15, 2024 and October 16, 2024, each of Dante Caravaggio, LLC, Mark Williams, Robert Barba, and Porter, Levay & Rose, Inc. agreed to forgive certain accounts payable of the Company in exchange for shares of Class A Common Stock at a rate of $1.00 of accounts payable per share of Class A Common Stock. Dante Caravaggio, LLC provided consulting services prior to the closing of the Company’s initial business combination, and assigned the right to receive the Class A Common Stock to Donna Caravaggio. Mark Williams provided financial consulting services prior to the closing of the Company’s initial business combination. Robert Barba and Porter, Levay & Rose, Inc. provided, and continue to provide, investor relations services to the Company. The Company issued an aggregate number of 260,000 shares of Class A Common Stock to Ms. Caravaggio, Mr. Williams, Mr. Barba and Porter, Levay & Rose, Inc. in exchange for the forgiveness of $260,000 of outstanding accounts payable.

On October 18, 2024, the Company issued the A/P Warrants to purchase up to 1,200,000 shares of Class A Common Stock to Pryor Cashman LLP in exchange for the forgiveness of certain accounts payable generated from the provision of legal services. The A/P Warrants expire on October 17, 2026 and have an exercise price of $0.75 per share. The exercise of the A/P Warrants is subject to certain a prohibition on the exercise and issuance of any shares of the Company’s Class A Common Stock to Pryor Cashman LLP to the extent such shares, when aggregated with all other shares of the Company’s Class A Common Stock then beneficially owned by Pryor Cashman LLP, would cause Pryor Cashman LLP’s beneficial ownership of the Company’s Class A Common Stock to exceed the 4.99% of the Company’s total outstanding shares of Class A Common Stock.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Subsequent to December 31, 2023, the Company received an additional $350,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those disclosed in Note 5. The Company issued an additional 350,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements.

On March 4, 2024, the Compensation Committee of the Board of Directors approved awards of restricted stock units (“RSU’s”) to various employees, non-employee directors and consultants. Non-employee directors received an aggregate of 224,500 RSU’s, with 112,000 RSU’s vesting over 3 years beginning November 15, 2024, and 112,500 RSU’s fully vesting at November 15, 2024. Employees received a total of 285,000 RSU’s, including 50,000 RSU’s each to the Company’s CEO, CFO and General Counsel pursuant to their employment agreements. A total of 35,000 RSU’s of the employee RSU’s vest immediately, with the remainder over 3 years beginning November 15, 2024. The awards also included 60,000 RSU’s pursuant to the agreement with RMH, Ltd., and 30,000 RSU’s to the Company’s former President. These consultant awards vest on November 15, 2024.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to a fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company has not yet issued the additional 301,878 shares of common stock to White Lion.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

On April 17, 2024, the Company received a notice (the “NYSE Notice”) from the NYSE American LLC (the “NYSE American”) that the Company is not in compliance with NYSE American listing standards as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the “Form 10-K”) with the SEC.

The NYSE Notice had no immediate effect on the listing of the Company’s Class A Common Stock or the Company’s public warrants on the NYSE American. The NYSE Notice informed the Company that, under NYSE American rules, the Company has six months from April 16, 2024 to regain compliance with the NYSE American listing standards by filing the Form 10-K with the SEC. If the Company fails to file the Form 10-K within the six-month period, the NYSE American may grant, in its sole discretion, an extension of up to six additional months for the Company to regain compliance, depending on the specific circumstances. The NYSE Notice also notes that the NYSE American may nevertheless commence delisting proceedings at any time if it deems that the circumstances warrant.